united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.,

Houston, TX 77024-3925

(Address of principal executive offices)

(Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(888) 345-1898

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1. Reports to Stockholders.

(a)

Commonwealth Australia/New Zealand Fund

(CNZLX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Commonwealth Australia/New Zealand Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Australia/New Zealand Fund	$301	2.86%

How did the Fund perform during the reporting period?

The Commonwealth Australia New Zealand Fund reported a net asset value (NAV) increase to $11.06 per share as of October 31, 2024, up from $10.06 per share a year earlier. This represents a 10.22% return, including a distribution of $0.0282 per share made in December 2023.

Contributors: The Fund's investments in the financial, industrial, and healthcare sectors were the primary contributors to positive returns. The appreciation of the New Zealand and Australian Dollars against the U.S. Dollar also favorably impacted the fund’s overall performance. The Fund’s holdings in the following five securities positively impacted its performance: Infratil Ltd, Freightways Group Ltd, Mainfreight Ltd, Brambles Ltd, and Tower Ltd.

Detractors: The Fund’s exposure to the consumer staples sector negatively affected returns. The leading detractors of performance were South Port New Zealand Ltd, Marsden Maritime Holdings, Green Cross Health Ltd, Comvita Ltd, and Delegat Group Ltd.

The portfolio, consisting of 36 equity positions (common stock and ADRs) and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Australia/New Zealand Fund
Australian All Ordinaries Index
MSCI ACWI ex USA Index
NZX 50 Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$19,435
$17,964
$15,973
$11,888
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Commonwealth Australia/New Zealand Fund	Australian All Ordinaries Index	MSCI ACWI ex USA Index	NZX 50 Index
Oct-2014	$10,000	$10,000	$10,000	$9,998
Oct-2015	$8,985	$8,290	$9,532	$9,675
Oct-2016	$11,008	$9,544	$9,554	$11,867
Oct-2017	$11,915	$11,253	$11,812	$13,286
Oct-2018	$11,730	$10,859	$10,838	$13,598
Oct-2019	$12,486	$12,790	$12,060	$16,475
Oct-2020	$12,947	$12,303	$11,745	$19,029
Oct-2021	$17,119	$17,170	$15,228	$22,345
Oct-2022	$12,092	$14,315	$11,463	$15,721
Oct-2023	$10,786	$14,798	$12,847	$14,921
Oct-2024	$11,888	$19,435	$15,973	$17,964

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Australia/New Zealand Fund	10.22%	-0.98%	1.74%
Australian All Ordinaries Index	31.41%	8.72%	6.87%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
NZX 50 Index	20.41%	1.75%	6.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$12,018,064
Number of Portfolio Holdings	37
Advisory Fee	$89,975
Portfolio Turnover	8%

Sector Weighting (% of net assets)

Industrials
36.4%
Health Care
16.3%
Utilities
11.4%
Consumer Discretionary
7.3%
Materials
6.0%
Financials
5.4%
Communications
4.7%
Real Estate
2.5%
Consumer Staples
2.3%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
6.9%

Value	Value
Other Assets in Excess of Liabilities	6.9%
Money Market Funds	0.8%
Consumer Staples	2.3%
Real Estate	2.5%
Communications	4.7%
Financials	5.4%
Materials	6.0%
Consumer Discretionary	7.3%
Utilities	11.4%
Health Care	16.3%
Industrials	36.4%

Country Weighting (% of net assets)

New Zealand
59.6%
Australia
32.7%
United States
0.8%

Value	Value
United States	0.8%
Australia	32.7%
New Zealand	59.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
South Port New Zealand Ltd.	10.1%
Infratil Ltd.	9.8%
Mainfreight Ltd.	7.2%
Freightways Ltd.	5.4%
Briscoe Group Ltd.	4.7%
Brambles Ltd.	4.6%
CSL Ltd.	3.9%
Skellerup Holdings Ltd.	3.7%
Telstra Corp. Ltd.	3.2%
Qube Holdings Ltd.	3.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Australia/New Zealand Fund -  (CNZLX)

Annual Shareholder Report - October 31, 2024

TSR-AR 103124-CNZLX

Africa Fund

Africa Fund -  (CAFRX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Africa Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa Fund	$207	1.75%

How did the Fund perform during the reporting period?

The African Fund reported a net asset value (NAV) increase to $8.92 per share as of October 31, 2024, up from $6.74 per share a year earlier. This represents a 36.64% return, including a distribution of $0.2312 per share made in December 2023.

Contributors: Key positive drivers included investments in the financial, consumer discretionary, and industrial sectors. The Fund’s holdings in the following five securities positively impacted its performance: Capitec Bank Holdings Ltd, Naspers Ltd, Mr Price Group Ltd, Wilson Bayly Holmes, and Shoprite Holdings (ADR). The appreciation of the South African Rand against the U.S. dollar further bolstered returns.

Detractors: Exposure to the energy sector and specific investments, such as Endeavour Mining PLC, Sibanye Stillwater Ltd, Renergen Ltd, Global X MSCI Nigeria ETF, and Sasol Ltd ADR, detracted from the overall performance.

The Fund's portfolio, consisting of 38 equity positions (common stocks and ADRs), a South African Government bond, and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Africa Fund
Dow Jones Africa Titans 50 Index
MSCI Emerging Markets Index
$15,000
$10,000
$5,000
$0
$14,012
$10,240
$9,547
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Africa Fund	Dow Jones Africa Titans 50 Index	MSCI Emerging Markets Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$8,484	$7,510	$8,547
Oct-2016	$8,342	$8,020	$9,339
Oct-2017	$9,162	$8,833	$11,809
Oct-2018	$8,126	$7,982	$10,331
Oct-2019	$8,097	$8,764	$11,556
Oct-2020	$6,372	$8,098	$12,509
Oct-2021	$9,073	$9,685	$14,631
Oct-2022	$7,840	$7,416	$10,091
Oct-2023	$7,495	$7,561	$11,181
Oct-2024	$10,240	$9,547	$14,012

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa Fund	36.64%	4.81%	0.24%
Dow Jones Africa Titans 50 Index	26.26%	1.72%	-0.46%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$3,978,618
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$0
Portfolio Turnover	4%

Sector Weighting (% of net assets)

Financials
37.2%
Materials
15.4%
Consumer Discretionary
11.6%
Consumer Staples
10.7%
Communications
10.0%
Industrials
7.0%
Real Estate
2.8%
Sovereign
2.3%
Health Care
2.0%
Money Market Funds
0.9%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.9%
Health Care	2.0%
Sovereign	2.3%
Real Estate	2.8%
Industrials	7.0%
Communications	10.0%
Consumer Staples	10.7%
Consumer Discretionary	11.6%
Materials	15.4%
Financials	37.2%

Country Weighting (% of net assets)

South Africa
93.1%
United Kingdom
3.8%
Egypt
2.1%
United States
0.9%

Value	Value
United States	0.9%
Egypt	2.1%
United Kingdom	3.8%
South Africa	93.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitec Bank Holdings Ltd.	13.6%
Naspers Ltd., N Shares	6.1%
Shoprite Holdings Ltd.	3.9%
Gold Fields Ltd.	3.4%
Standard Bank Group Ltd.	3.3%
Grindrod Ltd.	3.2%
Discovery Ltd.	3.1%
Wilson Bayly Holmes-Ovcon Ltd.	3.0%
Bidvest Group Ltd.	3.0%
Momentum Metropolitan Holdings	3.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Africa Fund -  (CAFRX)

Annual Shareholder Report - October 31, 2024

TSR-AR 103124-CAFRX

Commonwealth Japan Fund

(CNJFX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Commonwealth Japan Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Japan Fund	$185	1.75%

How did the Fund perform during the reporting period?

The Commonwealth Japan Fund reported a net asset value (NAV) increase to $3.79 per share as of October 31, 2024, up from $3.42 per share a year earlier. This represents a 10.93% return, including a distribution of $0.0038 per share made in December 2023.

Contributors: The Fund's gains were primarily due to investments in the industrial, financial, and healthcare sectors. The industrial sector, which covers construction, engineering, electrical equipment, and machinery manufacturing, was the strongest contributor. The Fund’s holdings in the following five securities positively impacted its performance: Hitachi Ltd, Terumo Corp, Meidensha Corp, Hoya Corp, and Fast Retailing Co Ltd.

Detractors: The Fund’s exposure to the energy and information technology sectors weighed on its overall performance, resulting in negative contributions. Specific detractors included holdings in Tobu Railway Co Ltd, Toyota Motor Corp (ADR), Tokyo Electron Ltd, Yamato Holdings Co Ltd, and Yamae Group Holdings Co Ltd. Additionally, the decline in the Japanese Yen against the U.S. dollar had a negative impact on the Fund's returns.

The portfolio, consisting of 45 equity holdings (common stock and ADRs), two investment-grade corporate bonds, and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Japan Fund
Tokyo Stock Price Index
$20,000
$15,000
$10,000
$5,000
$0
$18,711
$12,964
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Commonwealth Japan Fund	Tokyo Stock Price Index
Oct-2014	$10,000	$10,000
Oct-2015	$10,820	$11,058
Oct-2016	$11,082	$11,626
Oct-2017	$12,525	$13,896
Oct-2018	$12,000	$13,280
Oct-2019	$13,508	$14,443
Oct-2020	$13,213	$14,478
Oct-2021	$14,459	$17,190
Oct-2022	$10,354	$13,062
Oct-2023	$11,686	$15,347
Oct-2024	$12,964	$18,711

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Japan Fund	10.93%	-0.82%	2.63%
Tokyo Stock Price Index	21.92%	5.31%	6.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$5,913,171
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$0
Portfolio Turnover	9%

Sector Weighting (% of net assets)

Industrials
28.6%
Health Care
14.1%
Financials
13.4%
Consumer Discretionary
11.7%
Consumer Staples
11.3%
Technology
8.2%
Materials
4.2%
Real Estate
3.3%
Utilities
2.0%
Energy
1.4%
Communications
1.0%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.1%
Communications	1.0%
Energy	1.4%
Utilities	2.0%
Real Estate	3.3%
Materials	4.2%
Technology	8.2%
Consumer Staples	11.3%
Consumer Discretionary	11.7%
Financials	13.4%
Health Care	14.1%
Industrials	28.6%

Country Weighting (% of net assets)

Value	Value
United States	4.5%
Japan	94.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hitachi Ltd.	5.3%
Hoya Corp.	5.0%
Terumo Corp.	4.8%
Asahi Intecc Co. Ltd.	4.3%
Kajima Corp.	3.8%
ORIX Corp.	3.4%
Meidensha Corp.	3.4%
Dai-ichi Life Holdings, Inc.	3.4%
Unicharm Corp.	3.3%
Fast Retailing Co. Ltd.	3.2%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Japan Fund -  (CNJFX)

Annual Shareholder Report - October 31, 2024

TSR-AR 103124-CNJFX

Commonwealth Global Fund

(CNGLX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Commonwealth Global Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Global Fund	$283	2.54%

How did the Fund perform during the reporting period?

The Commonwealth Global Fund reported a net asset value (NAV) increase to $20.81 per share as of October 31, 2024, up from $16.97 per share a year earlier. This represents a 22.63% return.

Contributors: The Fund's primary drivers of positive returns were investments in the industrial, information technology, and consumer discretionary sectors. Geographically, investments in the United States, Germany, Taiwan, the United Kingdom, and South Africa contributed positively to the Fund’s performance. The Fund’s holdings in the following five securities positively impacted its performance: Miller Industries, NetApp Inc, Group 1 Automotive Inc, Apple Inc, and Siemens AG ADR.

Detractors: The Fund’s investments in France had a negative impact. The leading performance detractors were Diageo PLC ADR, Schlumberger Ltd, Nestle SA ADR, Bridgestone Group ADR, and Arkema ADR.

The portfolio, consisting of 45 equity positions (common stock and ADRs) and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Global Fund
MSCI ACWI Net
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,808
$14,255
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Commonwealth Global Fund	MSCI ACWI Net
Oct-2014	$10,000	$10,000
Oct-2015	$9,058	$9,997
Oct-2016	$9,071	$10,201
Oct-2017	$10,395	$12,568
Oct-2018	$10,001	$12,503
Oct-2019	$10,759	$14,078
Oct-2020	$11,004	$14,766
Oct-2021	$14,345	$20,270
Oct-2022	$11,452	$16,225
Oct-2023	$11,624	$17,929
Oct-2024	$14,255	$23,808

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Global Fund	22.63%	5.79%	3.61%
MSCI ACWI Net	32.79%	11.08%	9.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$16,917,971
Number of Portfolio Holdings	46
Advisory Fee	$126,432
Portfolio Turnover	4%

Sector Weighting (% of net assets)

Technology
26.6%
Industrials
14.6%
Consumer Discretionary
13.4%
Health Care
12.9%
Consumer Staples
11.6%
Financials
7.8%
Energy
6.0%
Materials
2.9%
Communications
2.8%
Utilities
0.8%
Money Market Funds
0.6%

Value	Value
Money Market Funds	0.6%
Utilities	0.8%
Communications	2.8%
Materials	2.9%
Energy	6.0%
Financials	7.8%
Consumer Staples	11.6%
Health Care	12.9%
Consumer Discretionary	13.4%
Industrials	14.6%
Technology	26.6%

Country Weighting (% of net assets)

United States 58.0%
United Kingdom 9.2%
Switzerland 4.2%
Germany 4.0%
Japan 3.6%
India 3.0%
Israel 2.8%
Denmark 2.6%
South Africa 2.5%
France 2.3%
Taiwan Province of China 2.2%
Norway 2.1%
Panama 1.7%
Ireland 1.3%
Mexico 0.5%

Value	Value
Mexico	0.5%
Ireland	1.3%
Panama	1.7%
Norway	2.1%
Taiwan Province of China	2.2%
France	2.3%
South Africa	2.5%
Denmark	2.6%
Israel	2.8%
India	3.0%
Japan	3.6%
Germany	4.0%
Switzerland	4.2%
United Kingdom	9.2%
United States	58.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Group 1 Automotive, Inc.	6.0%
Apple, Inc.	6.0%
Miller Industries, Inc.	5.4%
NetApp, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.4%
Siemens AG	4.0%
Microsoft Corp.	3.6%
Norfolk Southern Corp.	3.6%
AstraZeneca PLC	3.2%
Chevron Corp.	3.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Global Fund -  (CNGLX)

Annual Shareholder Report - October 31, 2024

TSR-AR 103124-CNGLX

Commonwealth Real Estate Securities Fund

(CNREX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Commonwealth Real Estate Securities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Real Estate Securities Fund	$303	2.54%

How did the Fund perform during the reporting period?

The Commonwealth Real Estate Securities Fund reported a net asset value (NAV) increase to $24.71 per share as of October 31, 2024, up from $17.86 per share a year earlier.

Contributors: The Fund's investments in the real estate sector, particularly specialty REITs, data center REITs, and infrastructure REITs, had a positive impact on the Fund’s return. The industrial and consumer discretionary sectors also positively impacted performance. The Fund’s holdings in the following five securities positively impacted its performance: Technoglass Inc, Iron Mountain Inc, Lennox International Inc, DR Horton Inc, and HA Sustainable Infrastructure Capital Inc.

Detractors: The Fund’s exposure to the consumer staples sector negatively affected its returns. Notable detractors included Cemex SAB de CV (sponsored ADR), BrasilAgro—CIA Bras de Prop Agricolas (sponsored ADR), and the 2033 3.375% United States Treasury bond.

The portfolio, consisting of 40 equity positions (common stock, ADRs, and REITs), four fixed-income positions of investment-grade bonds, and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Real Estate Securities Fund
MSCI US REIT Index
$20,000
$15,000
$10,000
$5,000
$0
$18,656
$18,054
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Commonwealth Real Estate Securities Fund	MSCI US REIT Index
Oct-2014	$10,000	$10,000
Oct-2015	$10,188	$10,532
Oct-2016	$10,196	$11,250
Oct-2017	$11,802	$11,875
Oct-2018	$10,898	$12,075
Oct-2019	$12,987	$14,929
Oct-2020	$11,504	$11,793
Oct-2021	$16,279	$17,889
Oct-2022	$12,843	$14,530
Oct-2023	$13,049	$13,671
Oct-2024	$18,054	$18,656

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Real Estate Securities Fund	38.35%	6.81%	6.09%
MSCI US REIT Index	36.48%	4.56%	6.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$16,831,887
Number of Portfolio Holdings	45
Advisory Fee	$115,635
Portfolio Turnover	6%

Sector Weighting (% of net assets)

Real Estate
38.4%
Consumer Discretionary
18.1%
Materials
17.5%
Industrials
12.5%
U.S. Treasury Obligations
6.2%
Financials
4.6%
Money Market Funds
2.1%
Consumer Staples
0.6%

Value	Value
Consumer Staples	0.6%
Money Market Funds	2.1%
Financials	4.6%
U.S. Treasury Obligations	6.2%
Industrials	12.5%
Materials	17.5%
Consumer Discretionary	18.1%
Real Estate	38.4%

Country Weighting (% of net assets)

United States
71.9%
Colombia
8.0%
Ireland
6.2%
United Kingdom
4.0%
Mexico
3.8%
Hong Kong
2.4%
Brazil
1.6%
Japan
1.1%
Australia
1.0%

Value	Value
Australia	1.0%
Japan	1.1%
Brazil	1.6%
Hong Kong	2.4%
Mexico	3.8%
United Kingdom	4.0%
Ireland	6.2%
Colombia	8.0%
United States	71.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tecnoglass, Inc.	8.0%
Lennox International, Inc.	6.1%
Iron Mountain, Inc.	5.3%
James Hardie Industries PLC	4.8%
Lowe's Cos., Inc.	4.1%
InterContinental Hotels Group PLC	4.0%
D.R. Horton, Inc.	4.0%
Digital Realty Trust, Inc.	3.5%
Lennar Corp., Class A	3.3%
American Tower Corp., Class A	3.2%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Real Estate Securities Fund -  (CNREX)

Annual Shareholder Report - October 31, 2024

TSR-AR 103124-CNREX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has a least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is John Akard, Jr., who is “independent” for purposes of this Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for professional services by Cohen & Company, Ltd. during the fiscal year 2024 and fiscal year 2023, were as follows:

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FY 2024	$67,500
FY 2023	$62,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FY 2024	$15,000
FY 2023	$15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Commonwealth International
Series Trust
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT & ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. A Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund FINANCIAL STATEMENTS October 31, 2024

FINANCIAL STATEMENTS 2024

Questions and Answers

To help shareholders better understand key attributes of the mutual funds (each a “Fund” and collectively the “Funds”) comprising the Commonwealth International Series Trust and their operations, the following Question and Answer section is provided.

Who is the Advisor?

The Funds’ investment advisor is FCA Corp (“FCA”). FCA is an investment advisor that is registered with the U.S. Securities and Exchange Commission and has its principal place of business located at 791 Town & Country Blvd., Suite 250, Houston, Texas 77024-3925. The firm was founded in 1975 and maintains a global perspective on the equity and fixed income marketplaces.

Why is investing outside the U.S. important?

The Funds invest in companies outside the United States because FCA believes there are significant investment opportunities in select foreign markets. In our view, U.S. investors benefit from the diversification that having investments outside the United States can provide. International investing offers exposure to more companies and other nations’ economies, currencies, and growth prospects. Nearly half of the value of equity markets is outside the United States. The growth experienced by many of these foreign economies appears to be attractive. FCA believes that, for a U.S. investor, allocation of a portion of the investor’s portfolio to international securities can provide the potential for less risk and can achieve a more consistent long-term performance in the investor’s overall portfolio.

How has international investing changed over the last decade?

International markets now comprise a significant portion of all equity value worldwide. As markets have blended through global commerce, capital has flowed from country to country following investment opportunities. Developed markets and emerging markets both require capital investments to provide the goods and services that their consumers need. During the last decade in particular, accounting and economic statistical information has become more uniform and thus more dependable. The trend appears to be in place for continued development of these distant countries and their markets. Their demand for investment capital outside the U.S. continues, which provides opportunities for diversification and growth. The Funds seek to be participants in these opportunities.

What are some of the factors influencing a Fund’s portfolio turnover?

Each Fund generally invests in equity securities with a long-term view. The Funds’ portfolio securities are evaluated on their long-term prospects. A particular Fund may experience higher or lower turnover ratios in certain years. Factors influencing portfolio turnover include, but are not limited to the following: rebalancing portfolio securities to take advantage of long-term opportunities and/or to reallocate between fixed income and equity securities; investing new subscriptions; or selling securities to cover redemptions. Higher levels of portfolio activity by a Fund will result in higher transaction costs and/or more realized gains or losses, the impact of which is borne by the Fund’s shareholders. The turnover of a portfolio is not predictable because managers do not know when the portfolio transactions will occur. Under most circumstances, it is desirable to limit transactions because of the costs associated with trading, currency conversions, and custody fees, although these are generally not the determining factors.

FINANCIAL STATEMENTS 2024

How can the size of the Fund impact the Funds’ expense ratio?

Achieving each Fund’s objective with a portfolio comprised of international securities is historically more expensive than managing a portfolio comprised of domestic securities. Research of foreign markets, trading in different currencies, custody of assets, accurate evaluations of holdings, income tax, securities regulatory compliance, and generally overall communications are all known to be more expensive when managing these types of portfolios. Additionally, as with almost every mutual fund, size has an impact on the expense ratio of Funds. Typically, larger mutual funds can have lower expense ratios as there is an increased opportunity to spread out fixed and partially-fixed costs necessary to operate such mutual funds over a larger asset base. Generally, mutual fund expenses, including those of the Funds, are allocated on a daily basis among all shareholders. In addition, as portfolio assets increase, it is self-evident that fixed costs as a percentage of the assets managed generally decline. The Financial Highlights section of the accompanying financial statements provides supplemental data that includes current and historic expense information, and where applicable, the advisor’s waiver of fees or voluntary expense reimbursements to help reduce these costs.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (92.33%)
AUSTRALIA (32.86%)
BIOTECH (3.91%)
CSL Ltd.	2,500	$469,335
CONTAINERS & PACKAGING (4.62%)
Brambles Ltd.	46,216	556,377
DIVERSIFIED BANKS (1.90%)
Macquarie Group Ltd.	1,509	228,356
ENVIRONMENTAL & FACILITIES SERVICES (1.85%)
Cleanaway Waste Management Ltd.	124,496	222,871
GAS UTILITIES (1.63%)
APA Group	42,839	196,127
HEALTH CARE FACILITIES (0.84%)
Ramsay Health Care Ltd.	3,816	100,355
HEALTH CARE SERVICES (2.69%)
Sonic Healthcare Ltd.	18,382	323,860
INTERNET MEDIA & SERVICES (1.49%)
Webjet Group, Ltd.(a)	57,000	29,068
Webjet Ltd.(a)	57,000	149,675
		178,743
LOGISTICS SERVICES (3.12%)
Qube Holdings Ltd.	153,645	374,691
MEDICAL DEVICES (2.70%)
Cochlear Ltd.	1,750	323,955
MINERAL & PRECIOUS STONE MINING (1.22%)
Lynas Rare Earth Ltd. - ADR(a)	29,800	146,616
P&C INSURANCE (1.54%)
QBE Insurance Group Ltd.	16,434	185,521
RETAIL REITS (1.08%)
Scentre Group Ltd.	56,509	129,541
TRANSPORT OPERATIONS & SERVICES (1.09%)
Transurban Group	15,719	130,986
WIRELESS TELECOMMUNICATIONS (3.18%)
Telstra Corp. Ltd.	152,493	381,711
TOTAL AUSTRALIA		3,949,045

NEW ZEALAND (59.47%)
ALCOHOLIC BEVERAGES (0.55%)
Delegat Group Ltd.	21,456	66,095
BUILDING MATERIALS (0.16%)
Fletcher Building Ltd.(a)	11,135	19,791
COURIER SERVICES (5.40%)
Freightways Ltd.	103,540	648,824
	Shares	Fair Value
COMMON STOCKS (92.33%) – Continued
NEW ZEALAND (59.47%)) – Continued
FLOW CONTROL EQUIPMENT (3.66%)
Skellerup Holdings Ltd.	150,000	$439,402
FOOD & DRUG STORES (0.66%)
Green Cross Health Ltd.	181,796	79,361
HEALTH CARE FACILITIES (4.33%)
Oceania Healthcare Ltd.(a)	457,544	212,715
Ryman Healthcare Ltd.(a)	103,800	307,159
		519,874
HEALTH CARE SUPPLY CHAIN (0.73%)
AFT Pharmaceuticals Ltd.	46,000	88,096
HOME PRODUCTS STORES (4.67%)
Briscoe Group Ltd.	183,520	561,417
LIFE SCIENCE & DIAGNOSTICS (0.57%)
Pacific Edge Ltd.(a)	800,000	69,335
LODGING (2.63%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	316,461
LOGISTICS SERVICES (7.13%)
Mainfreight Ltd.	20,000	856,613
MEASUREMENT INSTRUMENTS (2.39%)
ikeGPS Group Ltd.(a)	831,366	287,568
MEDICAL DEVICES (0.49%)
Aroa Biosurgery Ltd.(a)	145,000	58,645
MULTI ASSET CLASS OWNERS & DEVELOPERS (1.42%)
Marsden Maritime Holdings Ltd.	81,425	170,290
P&C INSURANCE (2.01%)
Tower Ltd.	300,000	241,271
PACKAGED FOOD (1.13%)
Sanford Ltd.	60,000	136,194
POWER GENERATION (9.80%)
Infratil Ltd.	156,975	1,177,979
TRANSPORT OPERATIONS & SERVICES (11.74%)
Port of Tauranga Ltd.	55,000	195,327
South Port New Zealand Ltd.	376,010	1,214,503
		1,409,830
TOTAL NEW ZEALAND		7,147,046
TOTAL COMMON STOCKS
(COST $6,905,698)		11,096,091

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
MONEY MARKET FUNDS (0.75%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.72%(b)	90,552	$90,552
TOTAL MONEY MARKET FUNDS
(COST $90,552)		90,552

TOTAL INVESTMENTS — (93.08%)
(COST $6,996,250)		11,186,643
Other Assets in Excess of Liabilities (6.92%)		831,421
NET ASSETS — 100.00%		$12,018,064

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Africa Fund

	Shares	Fair Value
COMMON STOCKS (96.70%)
EGYPT (2.08%)
BANKS (1.34%)
Commercial International Bank Egypt SAE - GDR	34,571	$53,447
OTHER COMMERCIAL SUPPORT SERVICES (0.74%)
Integrated Diagnostics Holdings PLC(a)	59,000	29,382
TOTAL EGYPT		82,829

SOUTH AFRICA (90.85%)
AGRICULTURAL PRODUCERS (4.04%)
Astral Foods Ltd.(a)	7,000	68,187
Oceana Group Ltd.	24,000	92,504
		160,691
AUTOMOTIVE RETAILERS (6.31%)
Barloworld Ltd.	7,900	37,027
Bidvest Group Ltd.	7,500	120,670
Motus Holdings Ltd.	14,000	93,698
		251,395
BANKS (21.90%)
Capitec Bank Holdings Ltd.	3,000	539,564
FirstRand Ltd.	23,200	101,461
Nedbank Group Ltd.	6,000	101,090
Standard Bank Group Ltd. - ADR	9,400	129,532
		871,647
BASIC & DIVERSIFIED CHEMICALS (0.57%)
Sasol Ltd. - ADR	4,000	22,840
BUILDING CONSTRUCTION (3.04%)
Wilson Bayly Holmes-Ovcon Ltd.	9,900	120,864
COAL MINING (2.03%)
Exxaro Resources Ltd.	8,600	80,807
CONSUMER ELEC & APPLC WHSLRS (2.39%)
DataTec Ltd.	41,534	95,085
FOOD & BEVERAGE WHOLESALERS (2.78%)
Bid Corp. Ltd.	4,667	110,430
FOOD & DRUG STORES (3.88%)
Shoprite Holdings Ltd. - ADR	9,000	154,575
INSTITUTIONAL BROKERAGE (1.11%)
Coronation Fund Managers Ltd.	19,500	44,288
INTERNET MEDIA & SERVICES (6.14%)
Naspers Ltd., N Shares	1,040	244,472
LIFE & HEALTH INSURANCE (2.96%)
Momentum Metropolitan Holdings	72,000	117,580
	Shares	Fair Value
COMMON STOCKS (96.70%) – Continued
South Africa (90.85%) – Continued
LIFE INSURANCE (4.63%)
Clientele Ltd.	90,000	$61,771
Discovery Ltd.	12,000	122,554
		184,325
MARINE SHIPPING (3.22%)
Grindrod Ltd.	160,000	127,967
OTHER FINANCIAL SERVICES (1.74%)
Old Mutual Ltd.	100,000	69,032
PAPER & PULP MILLS (1.70%)
Sappi Ltd.	25,000	67,585
PRECIOUS METALS (7.32%)
Anglo American Platinum Ltd.	1,100	42,990
Gold Fields Ltd. - ADR	8,200	135,136
Impala Platinum Holdings Ltd.(a)	12,500	81,794
Sibanye Stillwater Ltd.(a)	27,000	31,044
		290,964
SELF-STORAGE OWNERS & DEVELOPERS (2.80%)
Stor-Age Property REIT Ltd.	130,000	111,421
SPECIALTY & GENERIC PHARMACEUTICALS (2.04%)
Aspen Pharmacare Holdings Ltd.	8,000	80,996
SPECIALTY APPAREL STORES (2.84%)
Mr. Price Group Ltd.	7,800	113,193
WEALTH MANAGEMENT (3.49%)
Alexander Forbes Group Holdings Ltd.	170,000	70,007
PSG Konsult Ltd.	65,000	68,910
		138,917
WIRELESS TELECOMMUNICATIONS (3.92%)
MTN Group Ltd. - ADR	18,000	89,010
Vodacom Group Ltd.	10,700	66,763
		155,773
TOTAL SOUTH AFRICA		3,614,847

UNITED KINGDOM (3.77%)
PRECIOUS METALS (3.77%)
AngloGold Ashanti PLC	3,000	83,400
Endeavour Mining PLC	3,000	66,797
TOTAL UNITED KINGDOM		150,197
TOTAL COMMON STOCKS
(COST $3,185,652)		3,847,873

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Africa Fund

	Principal Amount	Fair Value
SOVEREIGN BONDS (2.27%)
SOUTH AFRICA (2.27%)
Republic of South Africa Government Bond, 6.25%, 03-08-2041	$100,000	$90,117
TOTAL SOVEREIGN BONDS
(COST $90,845)		90,117
	Shares	Fair Value
MONEY MARKET FUNDS (0.90%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.72%(b)	35,622	$35,622
TOTAL MONEY MARKET FUNDS
(COST $35,622)		35,622

TOTAL INVESTMENTS — (99.87%)
(COST $3,312,119)		3,973,612
OTHER ASSETS IN EXCESS OF LIABILITIES (0.13%)		5,006
NET ASSETS — 100.00%		$3,978,618

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (94.75%)
JAPAN (94.75%)
ALCOHOLIC BEVERAGES (1.74%)
Kirin Holdings Co. Ltd.	7,000	$103,058
AUTO PARTS (1.45%)
Bridgestone Corp. - ADR	1,000	17,820
DENSO Corp.	4,800	68,177
		85,997
BASIC & DIVERSIFIED CHEMICALS (2.35%)
Mitsubishi Gas Chemical Co., Inc.	8,000	139,034
BUILDING CONSTRUCTION (3.75%)
Kajima Corp.	12,850	221,348
BUILDING MAINTENANCE SERVICES (1.71%)
Taihei Dengyo Kaisha Ltd.	3,000	100,879
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS (2.03%)
Daikin Industries Ltd.	1,000	120,056
COMMERCIAL FINANCE (4.79%)
Kyushu Leasing Service Co. Ltd.	13,000	83,355
ORIX Corp.	9,500	200,164
		283,519
COURIER SERVICES (1.26%)
Yamato Holdings Co. Ltd.	7,000	74,243
DIVERSIFIED INDUSTRIALS (5.31%)
Hitachi Ltd.	12,500	314,060
ELECTRICAL POWER EQUIPMENT (3.37%)
Meidensha Corp.	7,600	199,454
ELECTRONICS COMPONENTS (2.92%)
Murata Manufacturing Co. Ltd.	3,000	52,413
Nidec Corp.	3,400	67,731
Taiyo Yuden Co. Ltd.	3,000	52,469
		172,613
EXPLORATION & PRODUCTION (1.36%)
INPEX Corp.	6,100	80,410
FACTORY AUTOMATION EQUIPMENT (1.35%)
FANUC Corp.	3,000	79,594
FOOD & BEVERAGE WHOLESALERS (1.12%)
Yamae Group Holdings Co. Ltd.	5,200	66,436
FOOD & DRUG STORES (2.16%)
Sugi Holdings Company Ltd.	7,500	128,049
HEALTH CARE SUPPLIES (4.98%)
Hoya Corp.	2,200	294,345
	Shares	Fair Value
COMMON STOCKS (94.75%) – Continued
JAPAN (94.75%) – Continued
HOME PRODUCTS STORES (2.58%)
Nitori Holdings Co. Ltd.	1,200	$152,825
INFRASTRUCTURE CONSTRUCTION (2.11%)
Takada Corp.	12,000	125,049
INTEGRATED ELECTRIC UTILITIES (2.03%)
Kansai Electric Power Co., Inc. (The)	7,500	120,278
IT SERVICES (3.99%)
INES Corp.	10,000	101,475
Otsuka Corp.	6,000	134,660
		236,135
LIFE INSURANCE (6.08%)
Dai-ichi Life Holdings, Inc.	8,000	199,442
T&D Holdings, Inc.	10,000	159,622
		359,064
LOGISTICS SERVICES (1.25%)
Nippon Express Holdings Co. Ltd.	1,500	73,953
MASS MERCHANTS (1.47%)
Aeon Kyushu Co. Ltd.	4,500	86,836
MEDICAL DEVICES (9.17%)
Asahi Intecc Co. Ltd.	16,000	256,377
Terumo Corp.	15,000	285,679
		542,056
MULTI ASSET CLASS OWNERS & DEVELOPERS (3.31%)
Mitsui Fudosan Co. Ltd.	9,000	76,791
Sumitomo Realty & Development Co. Ltd.	4,000	118,655
		195,446
P&C INSURANCE (2.50%)
Sompo Holdings, Inc.	6,900	147,929
PERSONAL CARE PRODUCTS (4.76%)
Kao Corp.	2,000	88,150
Unicharm Corp.	6,000	193,470
		281,620
SEMICONDUCTOR MANUFACTURING (1.24%)
Tokyo Electron Ltd.	500	73,576
SPECIALTY APPAREL STORES (3.25%)
Fast Retailing Co. Ltd.	600	191,832
SPECIALTY CHEMICALS (1.86%)
Shin-Etsu Chemical Co. Ltd.	3,000	109,932

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (94.75%) – Continued
JAPAN (94.75%) – Continued
TRANSIT SERVICES (6.45%)
Daiichi Koutsu Sangyo Co. Ltd.	12,200	$61,923
East Japan Railway Co.	4,500	90,384
Hankyu Hanshin Holdings, Inc.	4,400	119,635
Keikyu Corp.	6,500	50,893
Tobu Railway Co. Ltd.	3,600	58,256
		381,091
WIRELESS TELECOMMUNICATIONS (1.05%)
KDDI Corp.	2,000	62,359
TOTAL JAPAN		5,603,076
TOTAL COMMON STOCKS
(COST $3,517,602)		5,603,076
	Principal Amount	Fair Value
CORPORATE BONDS (4.40%)
UNITED STATES (4.40%)
American Honda Finance Corp, 1.80%, 1/13/2031	$100,000	$83,737
Toyota Motor Credit Corp, 2.15%, 2/13/2030	200,000	176,180
TOTAL CORPORATE BONDS
(COST $261,745)		259,917

	Shares
MONEY MARKET FUNDS (0.14%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.72%(a)	8,330	8,330
TOTAL MONEY MARKET FUNDS
(COST $8,330)		8,330

TOTAL INVESTMENTS — (99.29%)
(COST $3,787,677)		5,871,323
OTHER ASSETS IN EXCESS OF LIABILITIES (0.71%)		41,848
NET ASSETS — 100.00%		$5,913,171

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (99.36%)
DENMARK (2.65%)
LARGE PHARMACEUTICALS (2.65%)
Novo Nordisk A/S - ADR	4,000	$447,800
FRANCE (2.36%)
BASIC & DIVERSIFIED CHEMICALS (1.62%)
Arkema SA - ADR	3,130	273,625
INTEGRATED OILS (0.74%)
Total S.A. - ADR	2,000	125,120
TOTAL FRANCE		398,745

GERMANY (4.01%)
DIVERSIFIED INDUSTRIALS (4.01%)
Siemens AG - ADR	7,000	679,490
INDIA (2.98%)
BANKS (2.98%)
HDFC Bank Ltd. - ADR	8,000	504,240
IRELAND (1.23%)
BUILDING MATERIALS (1.23%)
James Hardie Industries PLC - ADR(a)	6,500	207,350
ISRAEL (2.76%)
APPLICATION SOFTWARE (2.76%)
NICE Ltd. - ADR(a)	2,700	468,990
JAPAN (3.63%)
AUTO PARTS (0.32%)
Bridgestone Corp. - ADR	3,000	53,460
CONSUMER ELECTRONICS (2.08%)
Sony Group Corp. - ADR	20,000	352,000
ELECTRONICS COMPONENTS (1.23%)
Nidec Corp.	42,000	208,740
TOTAL JAPAN		614,200

MEXICO (0.47%)
WIRELESS TELECOMMUNICATIONS (0.47%)
America Movil S.A.B. de C.V., Class L - ADR	5,000	78,700
NORWAY (2.11%)
P&C INSURANCE (2.11%)
Gjensidige Forsikring ASA - ADR	20,000	357,300
PANAMA (1.73%)
AIRLINES (1.73%)
Copa Holdings, SA, Class A	3,000	291,900
SOUTH AFRICA (2.44%)
FOOD & DRUG STORES (2.44%)
Shoprite Holdings Ltd. - ADR	24,000	412,200
	Shares	Fair Value
COMMON STOCKS (99.36%) – Continued
SWITZERLAND (4.29%)
LARGE PHARMACEUTICALS (2.75%)
Roche Holding AG - ADR	12,000	$465,720
PACKAGED FOOD (1.54%)
Nestlé SA - ADR	2,750	259,930
TOTAL SWITZERLAND		725,650

TAIWAN PROVINCE OF CHINA (2.25%)
SEMICONDUCTOR MANUFACTURING (2.25%)
Taiwan Semiconductor Manufacturing Co.,Ltd. - ADR	2,000	381,080

UNITED KINGDOM (9.11%)
ALCOHOLIC BEVERAGES (2.05%)
Diageo PLC - ADR	2,800	347,648
LARGE PHARMACEUTICALS (3.16%)
AstraZeneca PLC - ADR	7,500	533,625
PERSONAL CARE PRODUCTS (2.52%)
Unilever PLC - ADR	7,000	426,370
PUBLISHING (1.38%)
Pearson PLC - ADR	16,000	233,600
TOTAL UNITED KINGDOM		1,541,243

UNITED STATES (57.34%)
APPLICATION SOFTWARE (1.13%)
Adobe, Inc.(a)	400	191,232
AUTO PARTS (5.43%)
Miller Industries, Inc.	14,000	918,960
AUTOMOTIVE RETAILERS (6.03%)
Group 1 Automotive, Inc.	2,800	1,020,096
COMMUNICATIONS EQUIPMENT (6.01%)
Apple, Inc.	4,500	1,016,595
COMPUTER HARDWARE & STORAGE (4.77%)
NetApp, Inc.	7,000	807,170
CONSTRUCTION & MINING MACHINERY (2.67%)
Caterpillar, Inc.	1,200	451,440
COURIER SERVICES (0.65%)
FedEx Corp.	400	109,540
DEFENSE (0.88%)
L3Harris Technologies, Inc.	600	148,482
DIVERSIFIED BANKS (2.75%)
JPMorgan Chase & Co.	2,100	466,032
HOUSEHOLD PRODUCTS (3.03%)
Procter & Gamble Co. (The)	3,100	512,058

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (99.36%) – Continued
UNITED STATES (57.34%) – Continued
INFRASTRUCTURE SOFTWARE (4.48%)
Crowdstrike Holdings, Inc., Class A(a)	500	$148,435
Microsoft Corp.	1,500	609,525
		757,960
INTEGRATED ELECTRIC UTILITIES (0.78%)
American Electric Power Co., Inc.	500	49,375
Southern Co. (The)	900	81,927
		131,302
INTEGRATED OIL & GAS (3.08%)
Chevron Corp.	3,500	520,870
LIFE SCIENCE & DIAGNOSTICS (4.36%)
Thermo Fisher Scientific, Inc.	1,350	737,532
OIL & GAS EQUIPMENT & SERVICES (0.64%)
Schlumberger Ltd.	2,700	108,189
OILFIELD SERVICES & EQUIPMENT (0.81%)
Natural Gas Services Group, Inc.(a)	7,000	136,990
ONLINE MARKETPLACE (1.65%)
Amazon.com, Inc.(a)	1,500	279,600
RAIL FREIGHT (3.55%)
Norfolk Southern Corp.	2,400	601,032
REFINING & MARKETING (0.72%)
Phillips 66	1,000	121,820
SEMICONDUCTOR DEVICES (1.86%)
Skyworks Solutions, Inc.	3,600	315,288
VIDEO GAMES (0.89%)
Electronic Arts, Inc.	1,000	150,850
WASTE MANAGEMENT (1.17%)
Republic Services, Inc.	1,000	198,000
TOTAL UNITED STATES		9,701,038
TOTAL COMMON STOCKS
(COST $7,110,531)		16,809,926
	Shares	Fair Value
MONEY MARKET FUNDS (0.61%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.72%(b)	102,455	$102,455
TOTAL MONEY MARKET FUNDS
(COST $102,455)		102,455

TOTAL INVESTMENTS — (99.97%)
(COST $7,212,986)		16,912,381
OTHER ASSETS IN EXCESS OF LIABILITIES (0.03%)		5,590
NET ASSETS — 100.00%		$16,917,971

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (91.69%)
AGRICULTURAL PRODUCERS (0.67%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	27,432	$112,197
BANKS (1.15%)
Harleysville Financial Corp.	8,675	193,019
BUILDING CONSTRUCTION (1.17%)
Kajima Corp. - ADR	11,900	196,469
BUILDING MATERIALS (12.74%)
James Hardie Industries PLC - ADR(a)	25,000	797,500
Tecnoglass, Inc.	19,634	1,345,518
		2,143,018
CEMENT & AGGREGATES (4.79%)
Cemex S.A.B. de C.V. - ADR	30,000	156,600
CRH PLC	2,500	238,575
Summit Materials, Inc., Class A(a)	8,680	411,519
		806,694
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS (6.09%)
Lennox International, Inc.	1,700	1,024,369
DATA CENTER REITS (4.64%)
Digital Realty Trust, Inc.	3,368	600,279
Equinix, Inc.	200	181,616
		781,895
HOME PRODUCTS STORES (4.04%)
Lowe’s Cos., Inc.	2,600	680,758
HOMEBUILDING (9.98%)
D.R. Horton, Inc.	4,000	676,000
Lennar Corp., Class A	3,200	544,960
NVR, Inc.(a)	50	457,641
		1,678,601
HOTEL REITS (0.89%)
Ryman Hospitality Properties, Inc.	1,400	149,870
HOTELS RESORTS & CRUISE LINES (4.04%)
InterContinental Hotels Group PLC - ADR	6,103	680,179
INDUSTRIAL MACHINERY (2.37%)
Techtronic Industries Company Ltd. - ADR	5,500	399,190
INDUSTRIAL REITS (5.83%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,200	531,848
Prologis, Inc.	2,000	225,880
STAG Industrial, Inc.	6,000	223,680
		981,408
	Shares	Fair Value
COMMON STOCKS (91.69%) – Continued
INFRASTRUCTURE REITS (7.18%)
American Tower Corp., Class A	2,500	$533,850
Crown Castle International Corp.	2,000	214,980
SBA Communications Corp., Class A	2,000	458,940
		1,207,770
MORTGAGE FINANCE (3.35%)
Ladder Capital Corp.	10,000	114,100
Redwood Trust, Inc.	40,000	292,800
Starwood Property Trust, Inc.	8,000	157,920
		564,820
MULTI ASSET CLASS REITS (1.49%)
WP Carey, Inc.	4,470	249,068
RESIDENTIAL OWNERS & DEVELOPERS (0.99%)
Cyrela Brazil Realty SA - ADR	44,000	165,880
RESIDENTIAL REITS (2.63%)
AvalonBay Communities, Inc.	2,000	443,220
RETAIL REITS (3.41%)
Kite Realty Group Trust	9,000	231,030
National Retail Properties, Inc.	4,000	173,760
Simon Property Group, Inc.	1,000	169,120
		573,910
Self-Storage REITs (3.59%)
EXTRA SPACE STORAGE, INC.	2,500	408,250
Global Self Storage, Inc.	39,000	195,780
		604,030
SPECIALIZED REITS (7.04%)
Charter Hall Education Trust	99,140	170,267
Gladstone Land Corp.	9,700	126,391
Iron Mountain, Inc.	7,200	890,855
		1,187,513
TIMBER REITS (0.74%)
PotlatchDeltic Corp.	3,000	124,710
TRANSPORT OPERATIONS & SERVICES (2.87%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,800	484,704
TOTAL COMMON STOCKS
(COST $6,391,163)		15,433,292

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

SCHEDULE OF INVESTMENTS – October 31, 2024
Commonwealth Real Estate Securities Fund

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES (6.14%)
Federal Home Loan Bank, 0.50%, 4/14/2025	$300,000	$294,660
Federal National Mortgage Association, 0.88%, 8/5/2030	200,000	165,830
United States Treasury Note, 2.88%, 5/31/2025	200,000	198,235
United States Treasury Note, 3.38%, 5/15/2033	400,000	374,765
TOTAL U.S. GOVERNMENT & AGENCIES
(COST $1,038,280)		1,033,490
	Shares	Fair Value
MONEY MARKET FUNDS (2.13%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.72%(b)	358,712	$358,712
TOTAL MONEY MARKET FUNDS
(COST $358,712)		358,712

TOTAL INVESTMENTS — (99.96%)
(COST $7,788,155)		16,825,494
OTHER ASSETS IN EXCESS OF LIABILITIES (0.04%)		6,393
NET ASSETS — 100.00%		$16,831,887

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

STATEMENTS OF ASSETS AND LIABILITIES – October 31, 2024

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS
Investments in securities at fair value (cost $6,996,250, $3,312,119, $3,787,677, $7,212,986 and $7,788,155)	$11,186,643	$3,973,612	$5,871,323	$16,912,381	$16,825,494
Foreign currencies, at value (cost $844,915, $6,561, $546, $– and $–)	801,940	6,572	551	—	—
Receivable for fund shares sold	—	—	—	100	250
Receivable from Advisor	—	4,839	4,665	—	—
Dividends and interest receivable	43,971	1,254	41,047	5,415	28,656
Tax reclaims receivable	—	—	1,037	22,691	—
Prepaid expenses	19,678	5,446	10,911	16,462	15,805
Total Assets	12,052,232	3,991,723	5,929,534	16,957,049	16,870,205
LIABILITIES
Payable for fund shares redeemed	—	667	—	—	2,447
Payable to Advisor	7,849	—	—	11,011	10,989
Distribution (12b-1) fees accrued	6,430	2,151	2,696	4,520	4,940
Payable to Administrator	6,809	2,509	4,424	9,805	7,629
Payable to trustees	4,480	1,156	2,414	6,705	5,745
Other accrued expenses	8,600	6,622	6,829	7,037	6,568
Total Liabilities	34,168	13,105	16,363	39,078	38,318
Commitments and contingent liabilities (Note 3)
NET ASSETS	$12,018,064	$3,978,618	$5,913,171	$16,917,971	$16,831,887
NET ASSETS CONSIST OF:
Paid-in capital	7,786,487	4,235,509	4,002,351	6,768,083	7,505,565
Accumulated earnings (deficit)	4,231,577	(256,891)	1,910,820	10,149,888	9,326,322
NET ASSETS	$12,018,064	$3,978,618	$5,913,171	$16,917,971	$16,831,887
Shares outstanding (unlimited number of shares authorized)	1,086,370	446,058	1,561,985	812,780	681,051
Net asset value, offering and redemption price per share(a)	$11.06	$8.92	$3.79	$20.81	$24.71

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

STATEMENTS OF OPERATIONS – For the year ended October 31, 2024

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $69,652, $21,585, $19,174, $24,803 and $6,916)	$370,897	$135,754	$115,365	$307,370	$377,212
Interest income	—	6,544	3,014	—	36,000
Non-cash income	29,639	—	—	—	—
Total investment income	400,536	142,298	118,379	307,370	413,212
EXPENSES
Investment Advisor	89,975	24,971	45,594	126,432	115,635
Administration	66,185	18,906	34,721	93,008	83,151
Distribution (12b-1)	29,992	8,324	15,198	42,144	38,545
Registration	22,470	15,722	11,600	11,202	12,269
Legal	19,909	5,515	10,214	27,787	24,898
Audit and tax preparation	18,553	5,094	9,430	26,000	23,511
Trustee	18,110	4,950	9,298	26,065	23,577
Transfer agent	15,614	15,615	15,615	15,614	15,615
Insurance	12,954	3,101	6,096	16,602	13,333
Pricing	7,550	7,024	8,850	975	1,160
Chief Compliance Officer	6,991	1,899	3,533	9,796	8,813
Printing	6,704	3,299	4,484	7,436	6,971
Custodian	5,873	2,002	3,637	2,694	3,609
Interest expense	69	—	232	—	—
Miscellaneous	21,723	23,356	21,743	22,337	21,448
Total expenses	342,672	139,778	200,245	428,092	392,535
Fees contractually waived and expenses reimbursed by Advisor	—	(81,485)	(93,739)	—	—
Net operating expenses	342,672	58,293	106,506	428,092	392,535
Net investment income (loss)	57,864	84,005	11,873	(120,722)	20,677
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	220,774	(223,531)	23,463	600,845	296,154
Foreign currency transactions	5,198	1,555	(11,098)	—	(259)
Total net realized gain (loss)	225,972	(221,976)	12,365	600,845	295,895
Net change in unrealized appreciation (depreciation) on:
Investment securities	914,839	1,197,186	559,166	2,807,027	4,326,152
Foreign currency translations	(43,400)	503	4,620	—	—
Total net change in unrealized appreciation (depreciation)	871,439	1,197,689	563,786	2,807,027	4,326,152
Net realized and change in unrealized gain on investments	1,097,411	975,713	576,151	3,407,872	4,622,047
Net increase in net assets resulting from operations	$1,155,275	$1,059,718	$588,024	$3,287,150	$4,642,724

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL STATEMENTS 2024

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Australia/New Zealand Fund		Africa Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$57,864	$36,437	$84,005	$72,912
Net realized gain (loss) from investment securities and foreign currency transactions	225,972	(164,321)	(221,976)	(81,098)
Net change in unrealized appreciation (depreciation) from investment securities and foreign currency translations	871,439	(1,203,795)	1,197,689	(139,577)
Change in net assets resulting from operations	1,155,275	(1,331,679)	1,059,718	(147,763)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Earnings	(31,068)	(76,798)	(99,144)	(30,003)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	883,335	392,135	422,251	461,392
Reinvestment of distributions	30,410	75,262	93,340	29,112
Amount paid for shares redeemed	(1,030,173)	(1,025,021)	(354,641)	(312,674)
Redemption fees	—	—	20	—
Change in net assets resulting from capital transactions	(116,428)	(557,624)	160,970	177,830
Net Increase (Decrease) in Net Assets	1,007,779	(1,966,101)	1,121,544	64
NET ASSETS:
Beginning of year	11,010,285	12,976,386	2,857,074	2,857,010
End of year	$12,018,064	$11,010,285	$3,978,618	$2,857,074
SHARE TRANSACTIONS:
Shares sold	83,115	33,441	56,216	61,164
Shares issued in reinvestment of distributions	2,735	6,194	13,091	3,902
Shares redeemed	(93,540)	(89,460)	(47,460)	(42,290)
Change in shares outstanding	(7,690)	(49,825)	21,847	22,776

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth		Commonwealth		Commonwealth
Japan Fund		Global Fund		Real Estate Securities Fund
For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023

$11,873	$4,873	$(120,722)	$(129,143)	$20,677	$20,304
12,365	(2,639)	600,845	(53,300)	295,895	(24,905)
563,786	592,108	2,807,027	447,419	4,326,152	183,064
588,024	594,342	3,287,150	264,976	4,642,724	178,463

(5,994)	—	—	(128,817)	—	(70,458)

576,702	988,911	56,946	245,983	1,206,279	397,875
5,981	—	—	128,651	—	70,354
(812,469)	(667,912)	(1,010,177)	(751,439)	(999,153)	(214,276)
—	—	—	—	207	—
(229,786)	320,999	(953,231)	(376,805)	207,333	253,953
352,244	915,341	2,333,919	(240,646)	4,850,057	361,958

5,560,927	4,645,586	14,584,052	14,824,698	11,981,830	11,619,872
$5,913,171	$5,560,927	$16,917,971	$14,584,052	$16,831,887	$11,981,830

151,727	286,774	2,859	13,897	52,993	21,282
1,599	—	—	7,432	—	3,838
(215,312)	(196,935)	(49,629)	(41,160)	(42,987)	(11,224)
(61,986)	89,839	(46,770)	(19,831)	10,006	13,896

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

FINANCIAL HIGHLIGHTS
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding during each of the years indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)
Net asset value, beginning of year	$10.06	$11.34	$17.17	$12.92	$13.33
Change in net assets from operations:
Net investment income (loss)	0.05	0.03	(0.01)	(0.05)	0.01
Net realized and unrealized gain (loss) from investments	0.98	(1.24)	(4.79)	4.32	0.41
Total from investment activities	1.03	(1.21)	(4.80)	4.27	0.42
Distributions:
Net investment income	(0.03)	—	(0.02)	(0.02)	(0.07)
Net realized gains	—	(0.07)	(1.01)	—	(0.76)
Total distributions	(0.03)	(0.07)	(1.03)	(0.02)	(0.83)
Redemption fees	—	—	—	— (b)	—
Net asset value, end of year	$11.06	$10.06	$11.34	$17.17	$12.92
Total Return	10.22%	(10.80)%	(29.37)%	33.04%	3.05%
Net assets, at end of year (000 omitted)	$12,018	$11,010	$12,976	$20,118	$15,212
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.86%	2.81%	2.60%	2.41%	2.60	%(c)
Ratio of gross expenses before waivers and/or reimbursements	2.86%	2.81%	2.60%	2.41%	2.70%
Ratio of net investment income (loss) to average net assets	0.48%	0.27%	(0.10)%	(0.35)%	0.03%
Portfolio turnover rate	8%	6%	8%	20%	4%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Rounds to less than $0.005 per share.
(c)	The ratio of net expenses include $13,438 in voluntary advisory waivers representing (0.10)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntary waiver is not subject to recoupment.

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding during each of the years indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of year	$6.74	$7.12	$8.40	$6.04	$7.88
Change in net assets from operations:
Net investment income	0.19	0.17	0.20	0.13	0.04
Net realized and unrealized gain (loss) from investments	2.22	(0.48)	(1.32)	2.41	(1.66)
Total from investment activities	2.41	(0.31)	(1.12)	2.54	(1.62)
Distributions:
Net investment income	(0.23)	(0.07)	(0.16)	(0.18)	(0.22)
Total distributions	(0.23)	(0.07)	(0.16)	(0.18)	(0.22)
Redemption fees	— (a)	—	— (a)	— (a)	— (a)
Net asset value, end of year	$8.92	$6.74	$7.12	$8.40	$6.04
Total Return	36.64%	(4.41)%	(13.59)%	42.38%	(21.30)%
Net assets, at end of year (000 omitted)	$3,979	$2,857	$2,857	$2,954	$2,028
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	4.20%	4.38%	4.27%	4.32%	5.04%
Ratio of net investment income to average net assets	2.52%	2.38%	2.27%	1.56%	0.69%
Portfolio turnover rate	4%	6%	3%	11%	9%

(a)	Rounds to less than $0.005 per share.

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding during each of the years indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of year	$3.42	$3.03	$4.41	$4.03	$4.12
Change in net assets from operations:
Net investment income (loss)	— (a)	0.01	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) from investments	0.37	0.38	(1.20)	0.40	(0.08)
Total from investment activities	0.37	0.39	(1.21)	0.38	(0.09)
Distributions:
Net investment income	— (a)	—	(0.04)	—	—
Net realized gains	—	—	(0.13)	—	—
Total distributions	—	—	(0.17)	—	—
Net asset value, end of year	$3.79	$3.42	$3.03	$4.41	$4.03
Total Return	10.93%	12.87%	(28.39)%	9.43%	(2.18)%
Net assets, at end of year (000 omitted)	$5,913	$5,561	$4,646	$6,732	$6,333
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.29%	3.45%	3.38%	3.01%	3.29%
Ratio of net investment income (loss) to average net assets	0.20%	0.09%	(0.08)%	(0.51)%	(0.34)%
Portfolio turnover rate	9%	12%	8%	15%	15%

(a)	Rounds to less than $0.005 per share.

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding during each of the years indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of year	$16.97	$16.86	$21.12	$16.20	$15.84
Change in net assets from operations:
Net investment loss	(0.15)	(0.15)	(0.09)	(0.11)	(0.08)
Net realized and unrealized gain (loss) from investments	3.99	0.41	(4.17)	5.03	0.44
Total from investment activities	3.84	0.26	(4.26)	4.92	0.36
Distributions:
Net realized gains	—	(0.15)	—	—	—
Total distributions	—	(0.15)	—	—	—
Redemption fees	—	—	—	—	—	(a)
Net asset value, end of year	$20.81	$16.97	$16.86	$21.12	$16.20
Total Return	22.63%	1.51%	(20.17)%	30.37%	2.27%
Net assets, at end of year (000 omitted)	$16,918	$14,584	$14,825	$19,642	$15,597
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.54%	2.61%	2.49%	2.33%	2.47	%(b)
Ratio of gross expenses before waivers and/or reimbursements	2.54%	2.61%	2.49%	2.33%	2.56%
Ratio of net investment loss to average net assets	(0.72)%	(0.81)%	(0.44)%	(0.54)%	(0.49)%
Portfolio turnover rate	4%	9%	7%	6%	8%

(a)	Rounds to less than $0.005 per share.
(b)	The ratio of net expenses include $14,458 in voluntary advisory waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding during each of the years indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of year	$17.86	$17.68	$22.57	$15.95	$18.16
Change in net assets from operations:
Net investment income (loss)	0.03	0.04	(0.10)	(0.14)	(0.04)
Net realized and unrealized gain (loss) from investments	6.82	0.25	(4.63)	6.76	(2.01)
Total from investment activities	6.85	0.29	(4.73)	6.62	(2.05)
Distributions:
Net investment income	—	—	—	—	(0.07)
Net realized gains	—	(0.11)	(0.16)	—	(0.09)
Total distributions	—	(0.11)	(0.16)	—	(0.16)
Redemption fees	— (a)	—	— (a)	—	—	(a)
Net asset value, end of year	$24.71	$17.86	$17.68	$22.57	$15.95
Total Return	38.35%	1.61%	(21.11)%	41.50%	(11.42)%
Net assets, at end of year (000 omitted)	$16,832	$11,982	$11,620	$15,053	$10,790
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.54%	2.71%	2.58%	2.44%	2.63	%(b)
Ratio of gross expenses before waivers and/or reimbursements	2.54%	2.71%	2.58%	2.44%	2.72%
Ratio of net investment income (loss) to average net assets	0.13%	0.16%	(0.45)%	(0.66)%	(0.22)%
Portfolio turnover rate	6%	14%	34%	9%	11%

(a)	Rounds to less than $0.005 per share.
(b)	The ratio of net expenses include $10,164 in voluntary waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes to financial statements.

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024

Note 1 − Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 − Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 − Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities − Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by FCA Corp (the “Advisor”) as “valuation designee” under the oversight of the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

B) Fair Value Measurements − The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 − unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 − significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy. To the extent certain conditions are met and the independent fair value pricing service uses a fair value factor for foreign equity securities, they will be classified as Level 2.

Corporate, Sovereign Bonds and U.S. Government & Agency Bonds - The fair value of bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds and sovereign bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$146,616	$10,949,475	$—	$11,096,091
Money Market Funds	90,552	—	—	90,552
Total	$237,168	$10,949,475	$—	$11,186,643

	Africa Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$3,847,873	$—	$—	$3,847,873
Sovereign Bonds	—	90,117	—	90,117
Money Market Funds	35,622	—	—	35,622
Total	$3,883,495	$90,117	$—	$3,973,612

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$17,820	$5,585,256	$—	$5,603,076
Corporate Bonds	—	259,917	—	259,917
Money Market Funds	8,330	—	—	8,330
Total	$26,150	$5,845,173	$—	$5,871,323

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$16,809,926	$—	$—	$16,809,926
Money Market Funds	102,455	—	—	102,455
Total	$16,912,381	$—	$—	$16,912,381

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$15,433,292	$—	$—	$15,433,292
U.S. Government & Agencies	—	1,033,490	—	1,033,490
Money Market Funds	358,712	—	—	358,712
Total	$15,792,004	$1,033,490	$—	$16,825,494

(a)	For a detailed breakout by industry or country, please refer to the Schedules of Investments. All level 2 positions are classified as such from fair value factor adjustments as of October 31, 2024 as described in the Note above.

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

C) Currency Translation − For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses − Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments − Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on bonds purchased are amortized over the life of the bonds using the effective interest method (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes − It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

G) Distributions to Shareholders − The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees − Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the fiscal year ended October 31, 2024, the Africa Fund and Real Estate Fund had contributions to capital due to redemption fees in the amount of $20 and $207, respectively.

I) Option Accounting Principles − A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received. During and as of the fiscal year ended October 31, 2024, the Funds had no written options.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid. During and as of the fiscal year ended October 31, 2024, the Funds had no purchased options.

J) Forward Currency Contracts − Forward currency contracts may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency contracts include failing to achieve expected

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the fiscal year ended October 31, 2024, the Funds held no forward currency contracts.

K) Use of Estimates − The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

L) Regulatory Update − Tailored Shareholder Reports for Mutual Funds and Exchange - Traded Funds (“ETFs”) – Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Note 4 − Related Party Transactions and Other Arrangements

A) Investment Advisor − The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2025, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2025, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of October 31, 2024, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2025	$80,809	$91,747
October 31, 2026	80,585	94,303
October 31, 2027	81,485	93,739

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent –Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds’ shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel − Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 − Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the fiscal year ended October 31, 2024, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$881,154	$1,883,708
Africa Fund	257,282	115,810
Japan Fund	550,897	742,051
Global Fund	737,892	1,556,087
Real Estate Securities Fund	1,498,803	901,798

The Real Estate Securities Fund had long-term purchases for U.S. Government Obligations in the amount of $740,495 during the fiscal year ended October 31, 2024. There were no sales for U.S. Government Obligations for any of the Funds during the fiscal year ended October 31, 2024.

Note 6 − Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Note 7 – Tax Matters

At October 31, 2024, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$4,988,453	$963,654	$2,153,083	$9,728,333	$9,131,648
Gross unrealized depreciation	(871,530)	(422,960)	(220,247)	(37,578)	(94,389)
Net unrealized appreciation (depreciation) on investments	$4,116,923	$540,694	$1,932,836	$9,690,755	$9,037,259
Tax cost of investments	$7,069,720	$3,432,918	$3,938,487	$7,221,626	$7,788,235

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, straddle deferrals and passive foreign investment companies (‘PFICs’’).

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$123,034	$157,911	$33,911	$—	$5,569
Undistributed long-term capital gains	34,907	—	—	547,543	283,494
Tax accumulated earnings	157,941	157,911	33,911	547,543	289,063
Accumulated capital and other losses	—	(955,507)	(53,101)	(88,410)	—
Unrealized appreciation (depreciation) on investments	4,073,636	540,705	1,930,010	9,690,755	9,037,259
Unrealized appreciation (depreciation) on foreign currency translations	—	—	—	—	—
Total accumulated earnings (deficit)	$4,231,577	$(256,891)	$1,910,820	$10,149,888	$9,326,322

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

The tax character of distributions paid during the tax years ended October 31, 2024 and 2023 were as follows:

	Australia/New Zealand Fund		Africa Fund		Japan Fund		Global Fund		Real Estate Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Distributions paid from:
Ordinary income	$31,068	$37	$99,144	$30,003	$5,994	$—	$—	$—	$—	$—
Net long-term capital gains	—	76,761	—	—	—	—	—	128,817	—	70,458
Total distributions paid	$31,068	$76,798	$99,144	$30,003	$5,994	$—	$—	$128,817	$—	$70,458

As of October 31, 2024, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New Zealand Fund		Africa Fund		Japan Fund		Global Fund		Real Estate Fund
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31, Non-Expiring	$—	$—	$16,130	$939,377	$35,797	$17,304	$—	$—	$—	$—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of October 31, 2024, the Global Fund had $88,410 of qualified late-year ordinary losses, which were deferred until fiscal year 2024 for tax purposes. Net late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

The Funds have recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated earnings (deficit) on a tax basis which is considered to be more informative to the shareholder. The permanent differences primarily relate to non-deductible excise tax, net operating losses, and taxable over distribution. As of October 31, 2024, the Funds recorded the following reclassifications to increase (decrease) the capital accounts listed below:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Paid-in capital	$—	$(784)	$—	$(128,648)	$14,929
Accumulated earnings (deficit)	—	784	—	128,648	(14,929)

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

Note 8− Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $1,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.275%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the fiscal year ended October 31, 2024, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$56,667	8.50%
Japan Fund	163,870	8.50%

During the fiscal year ended October 31, 2024, the Australia/New Zealand Fund and Japan Fund paid $69, and $232, respectively, in interest on borrowings and overdrafts. There were no borrowings outstanding under the Agreement as of October 31, 2024. The Funds only utilize the line of credit for draws greater than $50,000.

Note 9 − Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 10 − Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of October 31, 2024, the Australia/New Zealand Fund held approximately 10% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/ New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 11 − Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued.

Mr. Jack Ewing and Ms. Kathleen Kelly have each resigned as an Independent Trustee of the Trust, effective December 10, 2024. Additionally, on October 15, 2024, the Board selected Caroline Montalbano and Anthony Box, Jr. to fill the vacancies resulting from Mr. Ewing’s and Ms. Kelly’s retirement from the Board and for each to serve as an Independent Trustee of the Trust. Ms. Montalbano’s and Mr. Box’s service as Independent Trustees became effective concurrently with the effectiveness of Mr. Ewing and Ms. Kelly’s resignation on December 10, 2024. The Trustees were elected by shareholders at a meeting held on December 4, 2024. In addition, the Board of the Trust has elected Christina Doherty to serve as an Interested Trustee of the Trust effective on December 10, 2024. Two trustees of the Trust, Mr. Robert Scharar, an Interested Trustee, and Mr. John Akard, an Independent Trustee, will continue to serve on the Board.

FINANCIAL STATEMENTS 2024

NOTES TO FINANCIAL STATEMENTS – October 31, 2024 – (Continued)

Subsequent to October 31, 2024, income and capital gain distributions were made to the shareholders of certain Commonwealth Funds, meeting the criteria of a subsequent event. The record date of the distributions were December 13, 2024, with an ex-dividend date of December 16, 2024 and a payable date of December 16, 2024.

Fund Name	Distribution Type	Rate	Amount
Australia/New Zealand Fund	Income	$0.1172	$123,104
Australia/New Zealand Fund	Long-Term Capital Gain	0.0333	34,977
Africa Fund	Income	0.3551	157,934
Japan Fund	Income	0.0218	34,024
Global Fund	Long-Term Capital Gain	0.6789	547,611
Real Estate Securities Fund	Income	0.0083	5,636
Real Estate Securities Fund	Long-Term Capital Gain	0.4176	283,559

FINANCIAL STATEMENTS 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Commonwealth International Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund, and Commonwealth Real Estate Securities Fund (the “Funds”), each a series of Commonwealth International Series Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose report dated December 22, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 26, 2024

FINANCIAL STATEMENTS 2024

ADDITIONAL INFORMATION – October 31, 2024 (Unaudited)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’ website at http://www.sec.gov and on the Funds’ website at www.commonwealthfunds.com.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

Additional Federal Income Tax Information

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income

The Australia/New Zealand Fund, Africa Fund and Japan Fund designates approximately 100%, 97% and 100%, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income

Each of the Funds designate 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction

Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under the tax law. For each Funds’ calendar year 2024 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

For the year ended October 31, 2024, each Fund designated $0 as 20% long-term capital gain distributions.

Foreign Tax Credit Pass Through

The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Japan Fund foreign source income per share was $0.0823. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in October 2024. These shareholders will receive more detailed information along with the 2024 Form 1099-DIV.

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Commonwealth International
Series Trust
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT & ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. A Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar President and Principal Executive Officer

Date:	1/07/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar President and Principal Executive Officer

Date:	1/07/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond Treasurer and Principal Financial Officer

Date:	1/07/2025